OPERATING SEGMENTS - Revenue by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 7,515.5	$ 6,761.3
Adjusted EBITDA	2,003.7	1,720.8
Solid Waste
Disclosure of operating segments [line items]
Revenue	6,052.6	5,512.4
Adjusted EBITDA	1,865.2	1,601.0
Solid Waste | Canada
Disclosure of operating segments [line items]
Revenue	1,819.2	1,678.2
Adjusted EBITDA	499.3	451.5
Solid Waste | USA
Disclosure of operating segments [line items]
Revenue	4,233.4	3,834.2
Adjusted EBITDA	1,365.9	1,149.5
Environmental Services
Disclosure of operating segments [line items]
Revenue	1,462.9	1,248.9
Adjusted EBITDA	382.8	307.4
Gross Revenue
Disclosure of operating segments [line items]
Revenue	8,462.0	7,564.4
Gross Revenue | Solid Waste
Disclosure of operating segments [line items]
Revenue	6,841.4	6,221.2
Gross Revenue | Solid Waste | Canada
Disclosure of operating segments [line items]
Revenue	2,085.0	1,926.5
Gross Revenue | Solid Waste | USA
Disclosure of operating segments [line items]
Revenue	4,756.4	4,294.7
Gross Revenue | Environmental Services
Disclosure of operating segments [line items]
Revenue	1,620.6	1,343.2
Intercompany revenue
Disclosure of operating segments [line items]
Revenue	(946.5)	(803.1)
Intercompany revenue | Solid Waste
Disclosure of operating segments [line items]
Revenue	(788.8)	(708.8)
Intercompany revenue | Solid Waste | Canada
Disclosure of operating segments [line items]
Revenue	(265.8)	(248.3)
Intercompany revenue | Solid Waste | USA
Disclosure of operating segments [line items]
Revenue	(523.0)	(460.5)
Intercompany revenue | Environmental Services
Disclosure of operating segments [line items]
Revenue	(157.7)	(94.3)
Corporate
Disclosure of operating segments [line items]
Revenue	0.0	0.0
Adjusted EBITDA	$ (244.3)	$ (187.6)